S000006867 [Member] Performance Management - Strategic Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.
Past performance is no indication of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is no indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Quarterly Return: 6.45% (4Q/23) Lowest Quarterly Return: (6.54)% (1Q/22)
Performance Table Heading	Average annual total returns for the periods ended December 31, 2025
Strategic Bond Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	6.45%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(6.54%)
Lowest Quarterly Return, Date	Mar. 31, 2022